Shareholder Report	12 Months Ended	104 Months Ended	108 Months Ended
	Mar. 31, 2026 USD ($) holding	Mar. 31, 2026 USD ($) holding	Mar. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY GOVERNMENT INCOME TRUST
Entity Central Index Key	0000773674
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000016429 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Preservation Fund
Class Name	Investor Class
Trading Symbol	CPFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Preservation Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Net Assets	$ 2,286,782,507	$ 2,286,782,507	$ 2,286,782,507
Holdings Count | holding	36	36	36
Advisory Fees Paid, Amount	$ 10,680,208
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$2,286,782,507
Management Fees (dollars paid during the reporting period)	$10,680,208
Total Number of Portfolio Holdings	36
7-Day Current Yield - Investor Class	3.26%
7-Day Effective Yield - Investor Class	3.31%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	98.7%
Other Assets and Liabilities	1.3%

C000016430 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	Investor Class
Trading Symbol	BGNMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund Investor Class returned 5.15% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocations and yield curve effects largely affected performance.
•	Our out-of-index stakes in agency collateralized mortgage obligations and, to a lesser degree, agency adjustable-rate mortgages weighed on relative results.
•	Interest rate volatility during the period led to negative effects from carry/yield curve roll-down and yield curve positioning. Meanwhile, our duration strategy, which aided performance, provided a positive offset.
•	We continued to hold To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. These securities offered yield advantages versus other MBS and contributed to relative performance for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.15%	-0.09%	0.97%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. GNMA	5.51%	0.55%	1.38%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 351,199,108	$ 351,199,108	$ 351,199,108
Holdings Count | holding	144	144	144
Advisory Fees Paid, Amount	$ 1,900,190
Investment Company, Portfolio Turnover	138.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	89.2%
U.S. Government Agency Collateralized Mortgage Obligations	13.4%
Short-Term Investments	6.8%
Other Assets and Liabilities	(9.4)%

C000189731 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	I Class
Trading Symbol	AGMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund I Class returned 5.25% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocations and yield curve effects largely affected performance.
•	Our out-of-index stakes in agency collateralized mortgage obligations and, to a lesser degree, agency adjustable-rate mortgages weighed on relative results.
•	Interest rate volatility during the period led to negative effects from carry/yield curve roll-down and yield curve positioning. Meanwhile, our duration strategy, which aided performance, provided a positive offset.
•	We continued to hold To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. These securities offered yield advantages versus other MBS and contributed to relative performance for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	5.25%	0.04%	1.22%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. GNMA	5.51%	0.55%	1.52%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 351,199,108	$ 351,199,108	$ 351,199,108
Holdings Count | holding	144	144	144
Advisory Fees Paid, Amount	$ 1,900,190
Investment Company, Portfolio Turnover	138.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	89.2%
U.S. Government Agency Collateralized Mortgage Obligations	13.4%
Short-Term Investments	6.8%
Other Assets and Liabilities	(9.4)%

C000016431 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	A Class
Trading Symbol	BGNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund A Class returned 4.89% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocations and yield curve effects largely affected performance.
•	Our out-of-index stakes in agency collateralized mortgage obligations and, to a lesser degree, agency adjustable-rate mortgages weighed on relative results.
•	Interest rate volatility during the period led to negative effects from carry/yield curve roll-down and yield curve positioning. Meanwhile, our duration strategy, which aided performance, provided a positive offset.
•	We continued to hold To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. These securities offered yield advantages versus other MBS and contributed to relative performance for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.89%	-0.34%	0.72%
A Class - with sales charge	0.17%	-1.25%	0.26%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. GNMA	5.51%	0.55%	1.38%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 351,199,108	$ 351,199,108	$ 351,199,108
Holdings Count | holding	144	144	144
Advisory Fees Paid, Amount	$ 1,900,190
Investment Company, Portfolio Turnover	138.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	89.2%
U.S. Government Agency Collateralized Mortgage Obligations	13.4%
Short-Term Investments	6.8%
Other Assets and Liabilities	(9.4)%

C000088034 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	C Class
Trading Symbol	BGNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$158	1.55%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund C Class returned 4.23% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocations and yield curve effects largely affected performance.
•	Our out-of-index stakes in agency collateralized mortgage obligations and, to a lesser degree, agency adjustable-rate mortgages weighed on relative results.
•	Interest rate volatility during the period led to negative effects from carry/yield curve roll-down and yield curve positioning. Meanwhile, our duration strategy, which aided performance, provided a positive offset.
•	We continued to hold To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. These securities offered yield advantages versus other MBS and contributed to relative performance for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.23%	-1.06%	-0.02%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. GNMA	5.51%	0.55%	1.38%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 351,199,108	$ 351,199,108	$ 351,199,108
Holdings Count | holding	144	144	144
Advisory Fees Paid, Amount	$ 1,900,190
Investment Company, Portfolio Turnover	138.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	89.2%
U.S. Government Agency Collateralized Mortgage Obligations	13.4%
Short-Term Investments	6.8%
Other Assets and Liabilities	(9.4)%

C000051003 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	R Class
Trading Symbol	AGMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund R Class returned 4.63% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocations and yield curve effects largely affected performance.
•	Our out-of-index stakes in agency collateralized mortgage obligations and, to a lesser degree, agency adjustable-rate mortgages weighed on relative results.
•	Interest rate volatility during the period led to negative effects from carry/yield curve roll-down and yield curve positioning. Meanwhile, our duration strategy, which aided performance, provided a positive offset.
•	We continued to hold To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. These securities offered yield advantages versus other MBS and contributed to relative performance for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.63%	-0.57%	0.47%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. GNMA	5.51%	0.55%	1.38%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 351,199,108	$ 351,199,108	$ 351,199,108
Holdings Count | holding	144	144	144
Advisory Fees Paid, Amount	$ 1,900,190
Investment Company, Portfolio Turnover	138.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	89.2%
U.S. Government Agency Collateralized Mortgage Obligations	13.4%
Short-Term Investments	6.8%
Other Assets and Liabilities	(9.4)%

C000051002 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	R5 Class
Trading Symbol	AGMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund R5 Class returned 5.36% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocations and yield curve effects largely affected performance.
•	Our out-of-index stakes in agency collateralized mortgage obligations and, to a lesser degree, agency adjustable-rate mortgages weighed on relative results.
•	Interest rate volatility during the period led to negative effects from carry/yield curve roll-down and yield curve positioning. Meanwhile, our duration strategy, which aided performance, provided a positive offset.
•	We continued to hold To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. These securities offered yield advantages versus other MBS and contributed to relative performance for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	5.36%	0.11%	1.17%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. GNMA	5.51%	0.55%	1.38%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 351,199,108	$ 351,199,108	$ 351,199,108
Holdings Count | holding	144	144	144
Advisory Fees Paid, Amount	$ 1,900,190
Investment Company, Portfolio Turnover	138.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	89.2%
U.S. Government Agency Collateralized Mortgage Obligations	13.4%
Short-Term Investments	6.8%
Other Assets and Liabilities	(9.4)%

C000016435 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	Investor Class
Trading Symbol	CPTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Government Bond Fund Investor Class returned 4.42% for the reporting period ended March 31, 2026.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	An underweight position versus the index in Treasury securities and out-of-index positions in securitized credit and Treasury inflation-protected securities contributed to relative performance.
•	Our yield curve strategy also broadly contributed to portfolio performance. Positioning along the yield curve, which reflected our curve-steepening bias, was the main contributor. Our duration strategy aided results, while carry and yield curve roll-down effects also modestly contributed.
•	Security selection among agency mortgage-backed securities and other government agency securities weighed on performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.42%	-0.29%	0.97%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Government/MBS	4.13%	0.08%	1.21%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 466,493,734	$ 466,493,734	$ 466,493,734
Holdings Count | holding	152	152	152
Advisory Fees Paid, Amount	$ 1,948,379
Investment Company, Portfolio Turnover	218.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	39.0%
U.S. Treasury Securities	29.5%
Collateralized Mortgage Obligations	15.6%
U.S. Government Agency Securities	4.1%
Municipal Securities	4.0%
Asset-Backed Securities	3.2%
Short-Term Investments	8.2%
Other Assets and Liabilities	(3.6)%

C000189732 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	I Class
Trading Symbol	ABHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Government Bond Fund I Class returned 4.53% for the reporting period ended March 31, 2026.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	An underweight position versus the index in Treasury securities and out-of-index positions in securitized credit and Treasury inflation-protected securities contributed to relative performance.
•	Our yield curve strategy also broadly contributed to portfolio performance. Positioning along the yield curve, which reflected our curve-steepening bias, was the main contributor. Our duration strategy aided results, while carry and yield curve roll-down effects also modestly contributed.
•	Security selection among agency mortgage-backed securities and other government agency securities weighed on performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	4.53%	-0.20%	1.28%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. Government/MBS	4.13%	0.08%	1.40%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 466,493,734	$ 466,493,734	$ 466,493,734
Holdings Count | holding	152	152	152
Advisory Fees Paid, Amount	$ 1,948,379
Investment Company, Portfolio Turnover	218.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	39.0%
U.S. Treasury Securities	29.5%
Collateralized Mortgage Obligations	15.6%
U.S. Government Agency Securities	4.1%
Municipal Securities	4.0%
Asset-Backed Securities	3.2%
Short-Term Investments	8.2%
Other Assets and Liabilities	(3.6)%

C000016436 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	A Class
Trading Symbol	ABTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Government Bond Fund A Class returned 4.16% for the reporting period ended March 31, 2026.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	An underweight position versus the index in Treasury securities and out-of-index positions in securitized credit and Treasury inflation-protected securities contributed to relative performance.
•	Our yield curve strategy also broadly contributed to portfolio performance. Positioning along the yield curve, which reflected our curve-steepening bias, was the main contributor. Our duration strategy aided results, while carry and yield curve roll-down effects also modestly contributed.
•	Security selection among agency mortgage-backed securities and other government agency securities weighed on performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.16%	-0.54%	0.73%
A Class - with sales charge	-0.52%	-1.46%	0.27%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Government/MBS	4.13%	0.08%	1.21%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 466,493,734	$ 466,493,734	$ 466,493,734
Holdings Count | holding	152	152	152
Advisory Fees Paid, Amount	$ 1,948,379
Investment Company, Portfolio Turnover	218.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	39.0%
U.S. Treasury Securities	29.5%
Collateralized Mortgage Obligations	15.6%
U.S. Government Agency Securities	4.1%
Municipal Securities	4.0%
Asset-Backed Securities	3.2%
Short-Term Investments	8.2%
Other Assets and Liabilities	(3.6)%

C000088036 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	C Class
Trading Symbol	ABTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$149	1.47%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Government Bond Fund C Class returned 3.39% for the reporting period ended March 31, 2026.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	An underweight position versus the index in Treasury securities and out-of-index positions in securitized credit and Treasury inflation-protected securities contributed to relative performance.
•	Our yield curve strategy also broadly contributed to portfolio performance. Positioning along the yield curve, which reflected our curve-steepening bias, was the main contributor. Our duration strategy aided results, while carry and yield curve roll-down effects also modestly contributed.
•	Security selection among agency mortgage-backed securities and other government agency securities weighed on performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.39%	-1.29%	-0.02%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Government/MBS	4.13%	0.08%	1.21%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 466,493,734	$ 466,493,734	$ 466,493,734
Holdings Count | holding	152	152	152
Advisory Fees Paid, Amount	$ 1,948,379
Investment Company, Portfolio Turnover	218.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	39.0%
U.S. Treasury Securities	29.5%
Collateralized Mortgage Obligations	15.6%
U.S. Government Agency Securities	4.1%
Municipal Securities	4.0%
Asset-Backed Securities	3.2%
Short-Term Investments	8.2%
Other Assets and Liabilities	(3.6)%

C000088037 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	R Class
Trading Symbol	ABTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Government Bond Fund R Class returned 3.80% for the reporting period ended March 31, 2026.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	An underweight position versus the index in Treasury securities and out-of-index positions in securitized credit and Treasury inflation-protected securities contributed to relative performance.
•	Our yield curve strategy also broadly contributed to portfolio performance. Positioning along the yield curve, which reflected our curve-steepening bias, was the main contributor. Our duration strategy aided results, while carry and yield curve roll-down effects also modestly contributed.
•	Security selection among agency mortgage-backed securities and other government agency securities weighed on performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	3.80%	-0.81%	0.47%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Government/MBS	4.13%	0.08%	1.21%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 466,493,734	$ 466,493,734	$ 466,493,734
Holdings Count | holding	152	152	152
Advisory Fees Paid, Amount	$ 1,948,379
Investment Company, Portfolio Turnover	218.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	39.0%
U.S. Treasury Securities	29.5%
Collateralized Mortgage Obligations	15.6%
U.S. Government Agency Securities	4.1%
Municipal Securities	4.0%
Asset-Backed Securities	3.2%
Short-Term Investments	8.2%
Other Assets and Liabilities	(3.6)%

C000088035 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	R5 Class
Trading Symbol	ABTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Government Bond Fund R5 Class returned 4.63% for the reporting period ended March 31, 2026.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	An underweight position versus the index in Treasury securities and out-of-index positions in securitized credit and Treasury inflation-protected securities contributed to relative performance.
•	Our yield curve strategy also broadly contributed to portfolio performance. Positioning along the yield curve, which reflected our curve-steepening bias, was the main contributor. Our duration strategy aided results, while carry and yield curve roll-down effects also modestly contributed.
•	Security selection among agency mortgage-backed securities and other government agency securities weighed on performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	4.63%	-0.10%	1.18%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Government/MBS	4.13%	0.08%	1.21%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 466,493,734	$ 466,493,734	$ 466,493,734
Holdings Count | holding	152	152	152
Advisory Fees Paid, Amount	$ 1,948,379
Investment Company, Portfolio Turnover	218.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	39.0%
U.S. Treasury Securities	29.5%
Collateralized Mortgage Obligations	15.6%
U.S. Government Agency Securities	4.1%
Municipal Securities	4.0%
Asset-Backed Securities	3.2%
Short-Term Investments	8.2%
Other Assets and Liabilities	(3.6)%

C000016437 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	Investor Class
Trading Symbol	ACITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund Investor Class returned 2.70% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	2.70%	1.16%	2.28%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.66%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,006,594,835	$ 2,006,594,835	$ 2,006,594,835
Holdings Count | holding	126	126	126
Advisory Fees Paid, Amount	$ 5,039,888
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

C000181796 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	I Class
Trading Symbol	AIAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund I Class returned 2.81% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	2.81%	1.26%	2.47%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.80%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,006,594,835	$ 2,006,594,835	$ 2,006,594,835
Holdings Count | holding	126	126	126
Advisory Fees Paid, Amount	$ 5,039,888
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

C000181797 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	Y Class
Trading Symbol	AIAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$31	0.31%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund Y Class returned 2.92% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	2.92%	1.36%	2.57%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.80%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,006,594,835	$ 2,006,594,835	$ 2,006,594,835
Holdings Count | holding	126	126	126
Advisory Fees Paid, Amount	$ 5,039,888
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

C000016438 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	A Class
Trading Symbol	AIAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund A Class returned 2.55% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	2.55%	0.91%	2.03%
A Class - with sales charge	-2.06%	-0.02%	1.57%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.66%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,006,594,835	$ 2,006,594,835	$ 2,006,594,835
Holdings Count | holding	126	126	126
Advisory Fees Paid, Amount	$ 5,039,888
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

C000088038 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	C Class
Trading Symbol	AINOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$152	1.51%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund C Class returned 1.69% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	1.69%	0.14%	1.26%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.66%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,006,594,835	$ 2,006,594,835	$ 2,006,594,835
Holdings Count | holding	126	126	126
Advisory Fees Paid, Amount	$ 5,039,888
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

C000088039 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	R Class
Trading Symbol	AIARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$102	1.01%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund R Class returned 2.18% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	2.18%	0.65%	1.77%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.66%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,006,594,835	$ 2,006,594,835	$ 2,006,594,835
Holdings Count | holding	126	126	126
Advisory Fees Paid, Amount	$ 5,039,888
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

C000016439 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	R5 Class
Trading Symbol	AIANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$31	0.31%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund R5 Class returned 2.92% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	2.92%	1.36%	2.48%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.66%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,006,594,835	$ 2,006,594,835	$ 2,006,594,835
Holdings Count | holding	126	126	126
Advisory Fees Paid, Amount	$ 5,039,888
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

C000191079 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	R6 Class
Trading Symbol	AIADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund R6 Class returned 2.97% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	2.97%	1.40%	2.69%	7/28/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.69%	—
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.89%	—

Performance Inception Date		Jul. 28, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,006,594,835	$ 2,006,594,835	$ 2,006,594,835
Holdings Count | holding	126	126	126
Advisory Fees Paid, Amount	$ 5,039,888
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

C000191080 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	G Class
Trading Symbol	AINGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund G Class returned 3.19% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation edged higher during the period, while longer-term market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS contributed, but an out-of-index exposure to inflation swaps more than offset those effects.
•	Out-of-index allocations to securitized credit securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities modestly detracted from performance and overwhelmed the positive effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	3.19%	1.63%	2.91%	7/28/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.69%	—
Performance Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS)	3.00%	1.48%	2.89%	—

Performance Inception Date		Jul. 28, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,006,594,835	$ 2,006,594,835	$ 2,006,594,835
Holdings Count | holding	126	126	126
Advisory Fees Paid, Amount	$ 5,039,888
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.1%
Collateralized Mortgage Obligations	4.6%
Corporate Bonds	3.3%
Convertible Preferred Securities	2.0%
Sovereign Governments and Agencies	2.0%
Asset-Backed Securities	1.7%
Exchange-Traded Funds	1.0%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.2%
Short-Term Investments	4.2%
Other Assets and Liabilities	0.0%

C000016440 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	Investor Class
Trading Symbol	TWUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short-Term Government Fund Investor Class returned 3.78% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation contributed to overall performance, mostly due to an out-of-index position in the securitized sector. Additionally, an underweight position versus the index in Treasuries also aided results.
•	Our duration strategy and positioning along the yield curve benefited as shorter-maturity interest rates declined for the 12-month period. Carry and yield curve roll-down effects slightly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	3.78%	1.58%	1.53%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	3.77%	1.83%	1.78%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 188,969,451	$ 188,969,451	$ 188,969,451
Holdings Count | holding	83	83	83
Advisory Fees Paid, Amount	$ 991,387
Investment Company, Portfolio Turnover	210.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	51.0%
Collateralized Mortgage Obligations	32.2%
U.S. Government Agency Mortgage-Backed Securities	3.7%
Municipal Securities	2.5%
Asset-Backed Securities	1.9%
U.S. Government Agency Securities	1.6%
Short-Term Investments	6.6%
Other Assets and Liabilities	0.5%

C000189733 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	I Class
Trading Symbol	ASGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short-Term Government Fund I Class returned 3.77% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation contributed to overall performance, mostly due to an out-of-index position in the securitized sector. Additionally, an underweight position versus the index in Treasuries also aided results.
•	Our duration strategy and positioning along the yield curve benefited as shorter-maturity interest rates declined for the 12-month period. Carry and yield curve roll-down effects slightly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	3.77%	1.68%	1.81%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	3.77%	1.83%	1.95%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 188,969,451	$ 188,969,451	$ 188,969,451
Holdings Count | holding	83	83	83
Advisory Fees Paid, Amount	$ 991,387
Investment Company, Portfolio Turnover	210.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	51.0%
Collateralized Mortgage Obligations	32.2%
U.S. Government Agency Mortgage-Backed Securities	3.7%
Municipal Securities	2.5%
Asset-Backed Securities	1.9%
U.S. Government Agency Securities	1.6%
Short-Term Investments	6.6%
Other Assets and Liabilities	0.5%

C000016441 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	A Class
Trading Symbol	TWAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short-Term Government Fund A Class returned 3.53% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation contributed to overall performance, mostly due to an out-of-index position in the securitized sector. Additionally, an underweight position versus the index in Treasuries also aided results.
•	Our duration strategy and positioning along the yield curve benefited as shorter-maturity interest rates declined for the 12-month period. Carry and yield curve roll-down effects slightly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	3.53%	1.35%	1.29%
A Class - with sales charge	1.20%	0.89%	1.06%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	3.77%	1.83%	1.78%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 188,969,451	$ 188,969,451	$ 188,969,451
Holdings Count | holding	83	83	83
Advisory Fees Paid, Amount	$ 991,387
Investment Company, Portfolio Turnover	210.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	51.0%
Collateralized Mortgage Obligations	32.2%
U.S. Government Agency Mortgage-Backed Securities	3.7%
Municipal Securities	2.5%
Asset-Backed Securities	1.9%
U.S. Government Agency Securities	1.6%
Short-Term Investments	6.6%
Other Assets and Liabilities	0.5%

C000088041 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	C Class
Trading Symbol	TWACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$157	1.55%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short-Term Government Fund C Class returned 2.64% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation contributed to overall performance, mostly due to an out-of-index position in the securitized sector. Additionally, an underweight position versus the index in Treasuries also aided results.
•	Our duration strategy and positioning along the yield curve benefited as shorter-maturity interest rates declined for the 12-month period. Carry and yield curve roll-down effects slightly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	2.64%	0.55%	0.52%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	3.77%	1.83%	1.78%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 188,969,451	$ 188,969,451	$ 188,969,451
Holdings Count | holding	83	83	83
Advisory Fees Paid, Amount	$ 991,387
Investment Company, Portfolio Turnover	210.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	51.0%
Collateralized Mortgage Obligations	32.2%
U.S. Government Agency Mortgage-Backed Securities	3.7%
Municipal Securities	2.5%
Asset-Backed Securities	1.9%
U.S. Government Agency Securities	1.6%
Short-Term Investments	6.6%
Other Assets and Liabilities	0.5%

C000088042 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	R Class
Trading Symbol	TWARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short-Term Government Fund R Class returned 3.16% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation contributed to overall performance, mostly due to an out-of-index position in the securitized sector. Additionally, an underweight position versus the index in Treasuries also aided results.
•	Our duration strategy and positioning along the yield curve benefited as shorter-maturity interest rates declined for the 12-month period. Carry and yield curve roll-down effects slightly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	3.16%	1.08%	1.02%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	3.77%	1.83%	1.78%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 188,969,451	$ 188,969,451	$ 188,969,451
Holdings Count | holding	83	83	83
Advisory Fees Paid, Amount	$ 991,387
Investment Company, Portfolio Turnover	210.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	51.0%
Collateralized Mortgage Obligations	32.2%
U.S. Government Agency Mortgage-Backed Securities	3.7%
Municipal Securities	2.5%
Asset-Backed Securities	1.9%
U.S. Government Agency Securities	1.6%
Short-Term Investments	6.6%
Other Assets and Liabilities	0.5%

C000088040 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	R5 Class
Trading Symbol	TWUOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short-Term Government Fund R5 Class returned 3.88% for the reporting period ended March 31, 2026.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation contributed to overall performance, mostly due to an out-of-index position in the securitized sector. Additionally, an underweight position versus the index in Treasuries also aided results.
•	Our duration strategy and positioning along the yield curve benefited as shorter-maturity interest rates declined for the 12-month period. Carry and yield curve roll-down effects slightly detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	3.88%	1.78%	1.74%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	3.77%	1.83%	1.78%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 188,969,451	$ 188,969,451	$ 188,969,451
Holdings Count | holding	83	83	83
Advisory Fees Paid, Amount	$ 991,387
Investment Company, Portfolio Turnover	210.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	51.0%
Collateralized Mortgage Obligations	32.2%
U.S. Government Agency Mortgage-Backed Securities	3.7%
Municipal Securities	2.5%
Asset-Backed Securities	1.9%
U.S. Government Agency Securities	1.6%
Short-Term Investments	6.6%
Other Assets and Liabilities	0.5%